Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a)
AEROSPACE & DEFENSE - 5.5%
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28(c)	7,545,391	7,170,951
Propulsion (BC) Finco SARL (Spain)
First Lien Term Loan, (3M SOFR + 4.00%, 0.50% Floor), 7.18%, 09/14/29(c)(e)	932,270	887,987
Vertex Aerospace Services Corp.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 12/06/28(c)	4,302,460	4,194,899
		12,253,837
AUTOMOTIVE - 1.4%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28(c)	3,562,611	3,125,942

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.5%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/05/27(c)	3,473,684	3,300,000
Apex Group Treasury, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 6.56%, 07/27/28(c)	2,949,071	2,816,363
Asurion, LLC
First Lien Term Loan B8, (1M LIBOR + 3.25%, 0.00% Floor), 6.37%, 12/23/26(b)(c)	203,432	173,045
First Lien Term Loan B9, (1M LIBOR + 3.25%, 0.00% Floor), 6.37%, 07/31/27(c)	1,984,887	1,680,207
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 8.37%, 01/31/28(c)	1,483,118	1,125,315
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 8.37%, 01/20/29(c)	3,866,174	2,976,954
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 6.62%, 04/07/28(c)	2,709,006	2,493,423
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 9.87%, 07/20/26(c)	4,931,380	4,388,928
		18,954,235
BEVERAGE, FOOD & TOBACCO - 1.5%
Primary Products Finance LLC
First Lien Term Loan, (3M SOFR + 4.00%, 0.50% Floor), 7.71%, 04/01/29(c)	3,425,691	3,319,871

CAPITAL EQUIPMENT - 3.5%
Pro Mach Group, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 1.00% Floor), 7.12%, 08/31/28(b)(c)	3,700,360	3,537,488
Safe Fleet Holdings, LLC
First Lien Term Loan, (1M SOFR + 5.00%, 0.00% Floor), 8.18%, 02/02/26(b)(c)	399,000	394,012
Second Lien Term Loan, (1M LIBOR + 6.75%, 1.00% Floor), 9.81%, 02/02/26(c)	1,403,846	1,288,029
SPX Flow, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 7.63%, 04/05/29(c)	2,808,468	2,608,365
		7,827,894
CHEMICALS, PLASTICS, & RUBBER - 9.7%
Archroma Finance SARL (Luxembourg)
First Lien Term Loan B2, (3M LIBOR + 4.25%, 0.00% Floor), 7.03%, 08/12/24(c)(e)	3,884,432	3,767,899
Geon Performance Solutions, LLC
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 8.17%, 08/18/28(c)	3,308,960	3,205,555
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 6.65%, 10/15/28(c)	7,023,237	6,544,779

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
CHEMICALS, PLASTICS, & RUBBER - 9.7% (continued)
Olympus Water US Holding Corporation
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 8.15%, 11/09/28(c)	2,416,428	2,241,998
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 7.44%, 11/09/28(c)	426,423	390,311
SK Neptune Husky Group SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00%, 0.50% Floor), 8.55%, 01/03/29(c)(e)	4,921,875	4,109,766
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28(c)	1,439,359	1,351,198
		21,611,506
CONSTRUCTION & BUILDING - 1.5%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (3M LIBOR + 5.25%, 1.00% Floor), 8.06%, 04/05/24(c)	2,670,911	2,064,949
Oscar Acquisitionco, LLC
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 8.25%, 04/29/29(c)	1,313,775	1,210,315
		3,275,264
CONSUMER GOODS: DURABLE - 0.5%
Mattress Firm, Inc.
First Lien Term Loan B, (6M LIBOR + 4.25%, 0.75% Floor), 8.43%, 09/25/28(c)	1,379,755	1,218,324

CONSUMER GOODS: NON-DURABLE - 2.5%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 6.63%, 12/21/28(c)	2,377,603	2,279,527
Second Lien Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 9.13%, 12/20/29(c)	1,710,576	1,620,771
Iconix Brand Group
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 9.70%, 08/22/29(c)(d)	1,846,154	1,800,000
		5,700,298
CONTAINERS, PACKAGING & GLASS - 10.5%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 5.13%, 12/07/23(c)	4,254,759	3,340,284
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 8.67%, 12/07/23(c)	1,582,252	1,257,890
Berlin Packaging LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.50% Floor), 6.91%, 03/11/28(c)	4,321,327	4,091,757
LABL, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28(c)	5,634,035	5,111,140
MAR Bidco SARL (Luxembourg)
First Lien Term Loan, (3M LIBOR + 4.30%, 0.50% Floor), 7.97%, 07/07/28(c)(e)	2,904,077	2,666,915
Trident TPI Holdings, Inc.
First Lien Delayed Draw Term Loan B3, (3M LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28(c)	470,270	446,697
First Lien Term Loan, (SOFR + 5.25%, 0.50% Floor), 5.75%, 09/15/28(b)(c)	1,334,216	1,277,512
First Lien Term Loan B3, (3M LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28(c)	5,274,364	5,009,987
		23,202,182
ENVIRONMENTAL INDUSTRIES - 2.7%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan, (3M SOFR + 4.63%, 0.75% Floor), 8.33%, 03/27/28(c)(d)	498,750	454,910
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 7.92%, 03/27/28(c)(d)	2,962,500	2,655,881
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 1.00% Floor), 8.17%, 05/05/28(c)	3,218,797	2,945,200
		6,055,991

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
FOREST PRODUCTS & PAPER - 1.1%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 7.42%, 02/04/28(c)(e)	2,670,402	2,481,244

HEALTHCARE & PHARMACEUTICALS - 19.4%
Advarra Holdings, Inc.
First Lien Term Loan, (3M SOFR + 5.75%, 0.75% Floor), 8.56%, 08/24/29(c)(d)	6,419,849	6,307,502
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 6.58%, 02/15/29(c)	5,089,270	4,572,709
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (1M LIBOR + 6.00%, 0.75% Floor), 9.13%, 09/20/27(c)(d)	2,062,499	1,964,530
Bausch Health Companies, Inc.
First Lien Term Loan, (1M SOFR + 3.25%, 0.50% Floor), 6.10%, 05/10/27(b)(c)	1,106,218	1,031,205
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 8.10%, 02/01/27(b)(c)	4,017,482	3,103,204
Carestream Health, Inc.
First Lien Term Loan, (1M SOFR + 7.50%, 1.00% Floor), 10.63%, 09/30/27(c)(d)	118,571	118,571
CHG Healthcare Services, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28(c)	3,941,053	3,794,486
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27(c)	8,585,728	8,203,663
Loire Finco Luxembourg SARL (United Kingdom)
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 04/21/27(c)(e)	1,970,187	1,860,191
LSCS Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 0.50% Floor), 8.17%, 12/16/28(c)	2,026,570	1,950,573
Pacira Biosciences, Inc.
First Lien Term Loan, (3M SOFR + 7.00%, 0.75% Floor), 10.69%, 12/07/26(c)	1,858,215	1,793,178
Resonetics, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.75% Floor), 6.37%, 04/28/28(c)	3,960,000	3,771,900
Sunshine Luxembourg VII SARL (Luxembourg)
First Lien Term Loan B-3, (3M LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26(c)(e)	4,979,785	4,646,438
		43,118,150
HIGH TECH INDUSTRIES - 20.9%
Anaplan, Inc.
First Lien Term Loan, (1M SOFR + 6.50%, 0.00% Floor), 9.53%, 06/21/29(c)(d)	5,650,529	5,537,518
DCert Buyer, Inc.
First Lien Term Loan, (3M SOFR + 4.00%, 0.00% Floor), 6.90%, 10/16/26(c)	4,627,909	4,428,007
Second Lien Term Loan, (3M SOFR + 7.00%, 0.00% Floor), 9.90%, 02/19/29(c)	3,927,401	3,681,938
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 8.12%, 07/23/26(c)	4,948,529	4,006,750
Flexera Software LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 6.94%, 03/03/28(c)	5,404,035	5,175,795
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 6.92%, 01/12/26(c)	5,493,841	4,653,283
Imprivata, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.50% Floor), 6.87%, 12/01/27(c)	496,222	480,094
Second Lien Term Loan, (1M SOFR + 6.25%, 0.50% Floor), 9.28%, 12/01/28(c)(d)	2,205,882	2,216,912
Ivanti Software, Inc.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 7.33%, 12/01/27(b)(c)	2,162,970	1,695,455

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
HIGH TECH INDUSTRIES - 20.9% (continued)
Riverbed Technology, Inc.
First Lien Exit Term Loan, (2.00% PIK), (1M LIBOR + 8.00%, 1.00% Floor), 10.66%, 12/07/26(c)(f)	827,392	322,340
Sovos Compliance, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 7.62%, 08/11/28(c)	2,483,091	2,373,835
UKG, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.00% Floor), 6.87%, 05/04/26(c)	7,651,163	7,316,424
Second Lien Term Loan, (3M LIBOR + 5.25%, 0.50% Floor), 9.00%, 05/03/27(c)	1,000,000	950,835
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 6.88%, 02/15/29(c)	3,758,633	3,533,115
		46,372,301
HOTEL, GAMING & LEISURE - 3.4%
Caesars Resort Collection, LLC
First Lien Term Loan B1, (1M LIBOR + 3.50%, 0.00% Floor), 6.62%, 07/21/25(c)	2,439,745	2,409,602
Fertitta Entertainment, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29(c)	5,469,723	5,089,686
		7,499,288

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 6.6%
Associations Inc.
First Lien Term Loan, (2.50% PIK), (3M SOFR + 6.50%, 1.00% Floor), 8.88%, 07/02/27(c)(d)(f)	3,018,958	3,018,958
Houghton Mifflin Harcourt Company
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 8.38%, 04/09/29(c)	4,722,953	4,315,598
McGraw-Hill Education, Inc.
First Lien Term Loan, (3M LIBOR + 4.75%, 0.50% Floor), 8.32%, 07/28/28(c)	6,626,882	6,127,811
R. R. Donnelley & Sons Company
First Lien Term Loan B, (1M SOFR + 5.00%, 0.50% Floor), 8.13%, 11/01/26(c)(d)	843,000	826,140
Radiate Holdco, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26(c)	344,635	319,651
		14,608,158
MEDIA: BROADCASTING & SUBSCRIPTION - 2.0%
Anuvu Holdings 2, LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 10.60%, 09/25/23(c)(d)	58,799	57,623
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 11.60%, 03/24/25(c)	2,479,047	2,474,907
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 11.85%, 03/23/26(c)(d)(f)	2,041,157	1,806,424
		4,338,954

RETAIL - 5.3%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	196,013	–
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	868,743	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	1,063,663	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	35,263	–

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
RETAIL - 5.3% (continued)
Claire’s Stores, Inc.
First Lien Term Loan B, (1M LIBOR + 6.50%, 0.00% Floor), 9.62%, 12/18/26(c)	1,031,746	982,738
Petco Health and Wellness Company, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 0.75% Floor), 6.92%, 03/03/28(c)	3,965,864	3,755,812
PetSmart, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28(c)	4,750,797	4,512,283
Tory Burch LLC
First Lien Term Loan, (1M LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/16/28(c)	2,742,098	2,519,303
		11,770,136
SERVICES: BUSINESS - 20.4%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (1M LIBOR + 4.50%, 0.75% Floor), 8.28%, 10/28/27(c)	3,964,016	3,560,598
Allied Universal Holdco LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28(b)(c)	3,900,166	3,439,459
Coretrust Purchasing Group LLC
First Lien Term Loan, (1M SOFR + 6.75%, 0.75% Floor), 9.79%, 09/30/29(c)(d)	2,323,308	2,253,609
Deerfield Dakota Holding, LLC
First Lien Term Loan, (1M SOFR + 3.75%, 1.00% Floor), 6.78%, 04/09/27(c)	6,286,175	5,945,685
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27(c)	6,392,626	5,980,525
Garda World Security Corporation (Canada)
First Lien Term Loan B, (3M SOFR + 4.25%, 0.00% Floor), 7.05%, 02/01/29(c)(e)	1,734,748	1,620,541
First Lien Term Loan B2, (3M LIBOR + 4.25%, 0.00% Floor), 7.24%, 10/30/26(c)(e)	8,539,602	8,057,926
Ingenovis Health, Inc.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 03/06/28(c)	3,963,779	3,830,001
Solera, LLC
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28(c)	4,033,712	3,732,878
Second Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 11.17%, 06/04/29(c)	4,898,633	4,825,154
Wellsky
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 8.78%, 03/10/28(c)(d)	2,000,000	1,940,000
		45,186,376
SERVICES: CONSUMER - 1.1%
2U, Inc.
First Lien Term Loan, (1M LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/30/24(c)(d)	2,419,375	2,407,278

TELECOMMUNICATIONS - 6.7%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 6.62%, 07/23/25(c)	2,611,411	2,466,151
MLN US HoldCo LLC
First Lien Term Loan, (6M LIBOR + 4.50%, 0.00% Floor), 8.25%, 11/30/25(c)(d)	4,050,526	3,665,726

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
TELECOMMUNICATIONS - 6.7% (continued)
Orbcomm, Inc.
First Lien Term Loan, (1M/3M LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28(c)	542,166	497,887
U.S. TelePacific Corp.
First Lien Term Loan, (7.25% PIK), (3M SOFR + 8.50%, 1.00% Floor), 11.57%, 05/01/26(c)(d)(f)	6,022,716	2,821,642
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.25%, 0.50% Floor), 7.80%, 03/22/29(c)(e)	2,781,678	2,649,549
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 7.28%, 03/09/27(c)	3,207,132	2,803,435
		14,904,390
TRANSPORTATION: CONSUMER - 3.9%
The Hertz Corporation
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.50% Floor), 6.37%, 06/30/28(c)	3,207,149	3,042,799
First Lien Term Loan C, (1M LIBOR + 3.25%, 0.50% Floor), 6.37%, 06/30/28(c)	612,075	580,709
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 7.12%, 01/25/24(c)	3,945,873	3,641,844
United Airlines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28(c)	1,477,064	1,416,031
		8,681,383
WHOLESALE - 3.0%
LBM Acquisition, LLC
First Lien Term Loan B, (6M LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27(c)	7,455,638	6,544,186
Total Senior Loans
(Cost $339,714,885)		314,457,188

Corporate Notes and Bonds - 9.8%
AUTOMOTIVE - 1.4%
Carvana Co.
10.25%, 05/01/30(h)(i)	4,735,000	3,124,508

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.3%
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)	1,328,370	761,090

CHEMICALS, PLASTICS, & RUBBER - 0.3%
Cheever Escrow Issuer, LLC
7.13%, 10/01/27(h)(i)	750,000	681,305

CONTAINERS, PACKAGING & GLASS - 0.4%
LABL, Inc.
5.88%, 11/01/28(h)(i)	1,000,000	815,662

ENERGY: OIL & GAS - 1.2%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	483,000	422,021
10.50%, 05/15/27(h)(i)	2,538,000	2,364,274
		2,786,295

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 9.8% (continued)
FOREST PRODUCTS & PAPER - 0.5%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,206,623

HEALTHCARE & PHARMACEUTICALS - 0.8%
Athenahealth, Inc.
6.50%, 02/15/30(h)(i)	995,000	787,752
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	914,467
		1,702,219
HIGH TECH INDUSTRIES - 1.0%
Picard Midco, Inc.
6.50%, 03/31/29(h)(i)	2,500,000	2,112,500

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.4%
McGraw-Hill Education, Inc.
5.75%, 08/01/28(h)(i)	1,000,000	838,750

MEDIA: BROADCASTING & SUBSCRIPTION - 0.7%
CSC Holdings, LLC
4.13%, 12/01/30(h)(i)	2,000,000	1,511,600

Metals & Mining - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(d)(g)(j)	18,879	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	639,000	–
		–
SERVICES: BUSINESS - 1.5%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	3,250,000	2,576,958
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	1,000,000	770,325
		3,347,283
TELECOMMUNICATIONS - 1.3%
Frontier Communications Holdings, LLC
5.00%, 05/01/28(h)(i)	3,239,000	2,781,864
Total Corporate Notes and Bonds
(Cost $25,144,046)		21,669,699

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

	Quantity	Value $

Common Stocks - 1.7%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)	241,972	–
ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)	28,252	63,567
HEALTHCARE & PHARMACEUTICALS - 1.0%
Carestream Health, Inc.(d)(j)	118,564	2,121,110
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.(d)(j)	32,644	13,384
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	25,692
MEDIA: BROADCASTING & SUBSCRIPTION - 0.7%
Anuvu Corp.(d)(j)	108,418	1,552,546
RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	8,890,519	–
Total Common Stocks
(Cost $6,691,651)		3,776,299

Preferred Stocks - 0.1%
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.(d)	22,342	98,752
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	3,597	157,864
Total Preferred Stocks
(Cost $717,268)		256,616

Total Investments - 153.2%		340,159,802
(Cost of $372,267,850)
Other Assets & Liabilities, Net - 5.2%		11,664,339
Loan Outstanding - (58.4)%(k)(l)		(129,741,241)
Net Assets (Applicable to Common Shares) - 100.0%		222,082,900

(a)
Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2022. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of September 30, 2022, the 1, 3 and 6 month LIBOR rates were 3.14%, 3.75% and 4.23%, respectively, the 1, 3 and 6 month SOFR rates were 3.04%, 3.59% and 3.99%, respectively, and the Prime lending rate was 6.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2022, these securities amounted to $20,908,609, or 9.41% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $130,000,000 less unamortized deferring financing costs of $258,759

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)

September 30, 2022 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued by the Adviser as the valuation designee approved by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the valuation designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund’s valuation designee has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the valuation designee’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the valuation designee to measure fair value at September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2022 is as follows:

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$13,680,467	$13,680,467	$-	$-
Senior Loans	314,457,188	-	274,603,964	39,853,224
Corporate Notes and Bonds	21,669,699	-	20,908,609	761,090
Common Stocks	3,776,299	-	-	3,776,299
Preferred Stocks	256,616	-	-	256,616
Total Assets	$353,840,269	$13,680,467	$295,512,573	$44,647,229
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(89,456)	-	(88,985)	(471)
Total Liabilities	(89,456)	-	(88,985)	(471)
	$353,750,813	$13,680,467	$295,423,588	$44,646,758

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2022 through September 30, 2022:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stocks	Unfunded Loan Commitments
Total Fair Value, beginning of period	$15,647,794	$11,462,078	$768,411	$2,301,925	$1,116,801	$(1,421)
Purchases, including capitalized PIK	29,324,524	29,324,524	-	-	-	-
Sales/Paydowns	(9,557,975)	(8,495,417)	-	(115,983)	(946,575)	-
Accretion/(amortization) of discounts/ (premiums)	33,314	33,314	-	-	-	-
Net realized gain/(loss)	(4,386,288)	(4,521,203)	-	115,983	18,932	-
Change in net unrealized appreciation/ (depreciation)	1,370,994	2,068,779	(7,321)	(660,120)	(31,294)	950
Transfers into Level 3	14,007,573	11,774,327	-	2,134,494	98,752	-
Transfers out of Level 3	(1,793,178)	(1,793,178)	-	-	-	-
Total Fair Value, end of period	$44,646,758	$39,853,224	$761,090	$3,776,299	$256,616	$(471)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2022 was $(967,809).

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2022:

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

Assets/ Liabilities	Fair Value at September 30, 2022	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$2,216,912	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	18,847,833	Discounted Cash Flow (c)	Discount Rate (c)	7.67%-18.54%	11.05%

	12,301,111	Transaction Approach (d)	Cost (d)	N/A	N/A

	2,821,642	Guideline Public Company (e)	TEV / Revenue Multiple (e)	0.55x-0.65x	0.65x
		Discounted Cash Flow (c)	Discount Rate (c)	14.0%-16.0%	15.0%
		Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	3,665,726	Recoverability (b)	Estimated Proceeds (b)	$939.3m-$1,327.5m	$1,133.4m
		Guideline Public Company (f)	TEV / EBITDA Multiple (f)	6.0x-8.0x	7.0x
		Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Corporate Notes and Bonds	761,090	Recoverability (b)	Estimated Proceeds (b)	$53.9m	$53.9m
		Discounted Cash Flow (c)	Discount Rate (c)	3.7%	3.7%

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Common Stocks	3,699,348	Guideline Public Company (f)	TEV / EBITDA Multiple (f)	3.25x-7.30x	3.73x

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	63,567	Recoverability (b)	Estimated Proceeds (b)	$29.3m	$29.3m
		Discounted Cash Flow (c)	Discount Rate (c)	8.0%-10.0%	9.0%

	13,384	Discounted Cash Flow (c)	Discount Rate (c)	14.25% - 16.25%	15.25%
		Guideline Public Company (f)	TEV / EBITDA Multiple (f)	5.85x - 12.75x	9.8x

Preferred Stocks	157,864	Guideline Public Company (f)	TEV / EBITDA Multiple (f)	7.3x	7.3x

	98,752	Option Model (g)	Volatility (g)	40.0%	40.0%
		Discounted Cash Flow (c)	Discount Rate (c)	31.61-33.61%	32.61%

Unfunded Loan Commitments	(325)	Discounted Cash Flow (c)	Discount Rate (c)	10.06%-15.31%	10.31%

	(146)	Transaction Approach (d)	Cost (d)	N/A	N/A

Total Fair Value	$44,646,758

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value these securities. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)	The Fund utilized a recent transaction, specifically purchase price, to fair value these securities.
(e)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value (“TEV”) and revenue based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized a guideline public company method to fair value these securities. The significant unobservable inputs used in the valuation model were total enterprise value (“TEV”) and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(g)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

General Commitments and Contingencies
As of September 30, 2022, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Advarra Holdings, Inc. Delayed Draw Term Loan	$580,151
Anaplan, Inc. Revolving Term Loan	349,471
Anuvu Holdings 2, LLC Delayed Draw Term Loan	108,821
Athenahealth Group, Inc. Delayed Draw Term Loan	864,750
Coretrust Purchasing Group, LLC Delayed Draw Term Loan	338,346
Coretrust Purchasing Group, LLC Revolving Term Loan	338,346
IBG Borrower, LLC Delayed Draw Term Loan	1,153,846
NCL Corporation Ltd. Secured Notes Bridge Term Loan	4,500,000
NCL Corporation Ltd. Unsecured Notes Bridge Term Loan	5,500,000
Trident TPI Holdings, Inc. Delayed Draw Term Loan *	281,118
Total unfunded loan commitments	$14,014,849

*Subsequent to September 30, 2022, all or a portion of the outstanding loan commitment was funded.

Additionally, from time to time, the Adviser and its affiliates may commit to an investment on behalf of the funds it manages, including the Fund. Certain terms of these investments are not finalized at the time of the commitment and each respective fund’s allocation may change prior to the date of the funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to but may be at a future point in time.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.